Document And Entity Information	3 Months Ended
Mar. 31, 2016
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Entity Registrant Name	GENSPERA INC
Entity Central Index Key	0001421204
Entity Filer Category	Smaller Reporting Company
Trading Symbol	GNSZ